NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
JUN 29 2011
Washington, DC 20549

**Gary N. Sundick**
Vice President
Listing Qualifications

CERTNAS
001-35220

*By Facsimile and First Class Mail* [redacted]

11007824

June 29, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 29, 2011 The Nasdaq Stock Market (the "Exchange") received from 57th Street General Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant
Common Stock, par value $.0001 per share
Common Stock Purchase Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick